Other Liabilities	6 Months Ended
Jun. 30, 2018
Other Liabilities Disclosure [Abstract]
Other Liabilities

11. Other liabilities

Other current liabilities consist of the following:

	As of June 30, 2018	As of December 31, 2017
Salaries payable	22,621	31,141
Taxes payable	8,723	5,517
Others	3,674	3,093

	$35,018	$39,751

Other non-current liabilities consist of the following:

	As of June 30, 2018	As of December 31, 2017
Taxes payable	363	1,015

	$363	$1,015